Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost)	$ 111,707	$ 105,142
Fixed maturity, ACL	22	19
Mortgage loans on real estate, fair value	$ 487	$ 739
Stockholders' Equity
Preferred stock - shares authorized (in shares)	10,000,000	10,000,000
Preferred stock - shares issued (in shares)	40,000
Preferred stock - shares outstanding (in shares)	40,000
Common stock - shares authorized (in shares)	800,000,000	800,000,000
Common stock - shares issued (in shares)	169,220,511	177,193,515
Common stock - shares outstanding (in shares)	169,220,511	177,193,515
Series C Preferred Stock [Member]
Stockholders' Equity
Preferred stock - shares authorized (in shares)	20,000
Preferred stock - shares issued (in shares)	20,000
Preferred stock - shares outstanding (in shares)	20,000
Series D Preferred Stock [Member]
Stockholders' Equity
Preferred stock - shares authorized (in shares)	20,000
Preferred stock - shares issued (in shares)	20,000
Preferred stock - shares outstanding (in shares)	20,000